Trade payables (Tables)	6 Months Ended
Jun. 30, 2025
Trade Payables
Schedule of trade payables

	06.30.2025	12.31.2024
Third parties in Brazil	4,352	3,657
Third parties abroad	1,928	2,409
Related parties	19	16
Total	6,299	6,082